Consolidated statements of profit or loss and other comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Continuing operations
Revenue	$ 21,742,675	$ 13,163,841	$ 12,532,744
Direct costs	(12,912,788)	(9,545,546)	(8,930,147)
Gross profit	8,829,887	3,618,295	3,602,597
Other income and other net gains/(losses)	4,507,103	429,857	(202,176)
Selling and distribution expenses	(8,243,379)	(4,738,099)	(5,738,682)
Research and development expenses	(11,661,760)	(5,988,905)	(6,391,491)
Impairment loss of goodwill	(3,900,268)	0	0
Administrative and other operating expenses	(41,438,301)	(59,341,636)	(47,932,095)
Operating loss from continuing operations	(51,906,718)	(66,020,488)	(56,661,847)
Fair value loss on financial assets at fair value through profit or loss	(7,134,786)	(9,363,495)	(94,000)
Share-based payment on listing	0	(89,546,601)	0
Changes in fair value recognized in profit or loss	0	0	(29,054,669)
Fair value loss on preference shares liabilities	0	(60,091,353)	(125,398,798)
Fair value gain on warrant liabilities	3,351,035	3,196,538	0
Share of loss of equity-accounted investees, net of tax	(858,900)	0	0
Loss on disposal of a subsidiary	0	0	(292,132)
Other finance costs	(119,662)	(3,994,755)	(5,052,076)
Loss before taxation	(56,669,031)	(225,820,154)	(216,553,522)
Income tax credit/(expense)	269,359	244,816	(2,568,522)
Loss from continuing operations	(56,399,672)	(225,575,338)	(219,122,044)
Discontinued operation
(Loss)/profit from discontinued operation, net of tax	(8,377,660)	35,121,951	45,105,202
Loss for the year	(64,777,332)	(190,453,387)	(174,016,842)
Item that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	1,795,623	(4,842,932)	260,112
Total comprehensive income for the year	(62,981,709)	(195,296,319)	(173,756,730)
Loss attributable to:
Equity shareholders of the Company	(62,723,871)	(190,453,333)	(174,009,273)
Non-controlling interests	(2,053,461)	(54)	(7,569)
Loss for the year	(64,777,332)	(190,453,387)	(174,016,842)
Total comprehensive income attributable to:
Equity shareholders of the Company	(61,112,335)	(195,296,265)	(173,749,161)
Non-controlling interests	(1,869,374)	(54)	(7,569)
Total comprehensive income for the year	$ (62,981,709)	$ (195,296,319)	$ (173,756,730)
Loss per share
Basic ($ per share)	$ (5.58)	$ (37.57)	$ (178.81)
Diluted ($ per share)	(5.58)	(37.57)	(178.81)
Loss per share - Continuing operations
Basic loss per share from continuing operations ($ per share)	(4.83)	(44.50)	(225.17)
Diluted loss per share from continuing operations ($ per share)	$ (4.83)	$ (44.50)	$ (225.17)